Fountainhead Special Value Fund | Fountainhead Special Value Fund
Fountainhead Special Value Fund
Investment Objective
The investment objective of the Fountainhead Special Value Fund (the “Fund”) is long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Fountainhead Special Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fountainhead Special Value Fund
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		2.66%
Total Annual Fund Operating Expenses		3.56%
Fee Waiver and/or Expense Reimbursement	[1]	(1.81%)
Net Annual Fund Operating Expenses		1.75%
[1]	King Investment Advisors, Inc. (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.75% through March 1, 2013 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time, only with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fountainhead Special Value Fund	178	924	1,691	3,708

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the common stocks of small- and medium-size companies that the Fund believes are selling at attractive prices relative to their intrinsic value. The Fund also may invest in American Depositary Receipts (“ADRs”) of such companies.

The Adviser uses a highly disciplined approach to identify “special value” stocks, primarily traded on U.S. exchanges, that may be appropriate for purchase by the Fund. The “special value” buy criteria require the Adviser to consider, among other things, whether the stock is trading at a discount to the following three measures:

·         Its private-market value;

·         Its five-year projected earnings growth rate; or

·         Its seven-year historical valuation.

As suggested by these criteria, the Adviser is not a traditional value manager and, though sensitive to stock prices, may purchase for the Fund stocks that would typically be classified as growth. The Adviser may sell a stock when it believes more attractive alternatives are available, the company’s underlying fundamentals have deteriorated or the stock has met the price target set by the Adviser.

Although the Adviser seeks diversification among the Fund’s investments, some industries may be overweighted because the Adviser pursues the best investment values for the Fund without regard to the industrial classification of stocks. Further, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies in order to respond to adverse market, economic, political or other conditions; any temporary defensive position may have an adverse impact on the Fund’s performance.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities and their value may change materially at times when the U.S. markets are not open for trading.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Mid Capitalization Company Risk. The Fund’s investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Sector Risk. The Fund’s portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than a fund that is not weighted in those sectors or industries.

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic development.

Performance Information

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2011. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for 1 year, 5 and 10 years and since inception compare to the Russell 2500® Index. Updated performance information is available at www.kingadvisors.com/additional_resources/mutual_fund.aspx or by calling (800) 868-9535 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 28.68% for the quarter ended June 30, 2003, and the lowest return was -23.76% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Fountainhead Special Value Fund (For the periods ended December 31, 2011)	1 Year	5 Year	10 Year	Since Inception 12/31/96
Fountainhead Special Value Fund	Return Before Taxes	(5.41%)	(4.26%)	0.15%	6.07%
Fountainhead Special Value Fund After Taxes on Distributions	Return After Taxes on Distributions	(5.41%)	(4.32%)	0.11%	5.64%
Fountainhead Special Value Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sales	(3.52%)	(3.57%)	0.13%	5.25%
Fountainhead Special Value Fund Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	6.57%	7.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	KINGX
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Fountainhead Special Value Fund | Fountainhead Special Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fountainhead Special Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fountainhead Special Value Fund (the “Fund”) is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,708
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the common stocks of small- and medium-size companies that the Fund believes are selling at attractive prices relative to their intrinsic value. The Fund also may invest in American Depositary Receipts (“ADRs”) of such companies.

The Adviser uses a highly disciplined approach to identify “special value” stocks, primarily traded on U.S. exchanges, that may be appropriate for purchase by the Fund. The “special value” buy criteria require the Adviser to consider, among other things, whether the stock is trading at a discount to the following three measures:

·         Its private-market value;

·         Its five-year projected earnings growth rate; or

·         Its seven-year historical valuation.

As suggested by these criteria, the Adviser is not a traditional value manager and, though sensitive to stock prices, may purchase for the Fund stocks that would typically be classified as growth. The Adviser may sell a stock when it believes more attractive alternatives are available, the company’s underlying fundamentals have deteriorated or the stock has met the price target set by the Adviser.

Although the Adviser seeks diversification among the Fund’s investments, some industries may be overweighted because the Adviser pursues the best investment values for the Fund without regard to the industrial classification of stocks. Further, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies in order to respond to adverse market, economic, political or other conditions; any temporary defensive position may have an adverse impact on the Fund’s performance.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities and their value may change materially at times when the U.S. markets are not open for trading.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Mid Capitalization Company Risk. The Fund’s investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Sector Risk. The Fund’s portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than a fund that is not weighted in those sectors or industries.

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic development.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2011. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for 1 year, 5 and 10 years and since inception compare to the Russell 2500® Index. Updated performance information is available at www.kingadvisors.com/additional_resources/mutual_fund.aspx or by calling (800) 868-9535 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Fund's returns as of December 31, 2011.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for 1 year, 5 and 10 years and since inception compare to the Russell 2500® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 868-9535
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kingadvisors.com/additional_resources/mutual_fund.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Annual Return 2002	rr_AnnualReturn2002	(44.08%)
Annual Return 2003	rr_AnnualReturn2003	60.40%
Annual Return 2004	rr_AnnualReturn2004	15.72%
Annual Return 2005	rr_AnnualReturn2005	11.78%
Annual Return 2006	rr_AnnualReturn2006	8.69%
Annual Return 2007	rr_AnnualReturn2007	(13.43%)
Annual Return 2008	rr_AnnualReturn2008	(33.82%)
Annual Return 2009	rr_AnnualReturn2009	22.37%
Annual Return 2010	rr_AnnualReturn2010	21.31%
Annual Return 2011	rr_AnnualReturn2011	(5.41%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 28.68% for the quarter ended June 30, 2003, and the lowest return was -23.76% for the quarter ended September 30, 2011.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.76%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Fountainhead Special Value Fund (For the periods ended December 31, 2011)	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.41%)
5 Year	rr_AverageAnnualReturnYear05	(4.26%)
10 Year	rr_AverageAnnualReturnYear10	0.15%
Since Inception 12/31/96	rr_AverageAnnualReturnSinceInception	6.07%
Fountainhead Special Value Fund | Fountainhead Special Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Fountainhead Special Value Fund (For the periods ended December 31, 2011)	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.41%)
5 Year	rr_AverageAnnualReturnYear05	(4.32%)
10 Year	rr_AverageAnnualReturnYear10	0.11%
Since Inception 12/31/96	rr_AverageAnnualReturnSinceInception	5.64%
Fountainhead Special Value Fund | Fountainhead Special Value Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Fountainhead Special Value Fund (For the periods ended December 31, 2011)	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sales
1 Year	rr_AverageAnnualReturnYear01	(3.52%)
5 Year	rr_AverageAnnualReturnYear05	(3.57%)
10 Year	rr_AverageAnnualReturnYear10	0.13%
Since Inception 12/31/96	rr_AverageAnnualReturnSinceInception	5.25%
Fountainhead Special Value Fund | Fountainhead Special Value Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Fountainhead Special Value Fund (For the periods ended December 31, 2011)	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Year	rr_AverageAnnualReturnYear05	1.24%
10 Year	rr_AverageAnnualReturnYear10	6.57%
Since Inception 12/31/96	rr_AverageAnnualReturnSinceInception	7.82%

[1]	King Investment Advisors, Inc. (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.75% through March 1, 2013 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time, only with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.